CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Adjustments for net pension plan cost, tax (expense) benefit	$ (15)	$ (28)	$ 1